PROVISIONS AND CONTINGENT LIABILITIES - Detail of provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 190,690	$ 168,033
Additions recognized in the year	241,440	102,722
Provisions used during the period	(7,732)	(5,918)
Provisions reversed during the period	(79,151)	(75,196)
Foreign currency translation adjustment	1,038	956
Effect of discounted cash flows	312	93
Ending balance	346,597	190,690
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	35,752	36,873
Additions recognized in the year	9,063	7,272
Provisions used during the period	(4,673)	(3,122)
Provisions reversed during the period	(5,196)	(5,729)
Foreign currency translation adjustment	382	395
Effect of discounted cash flows	312	63
Ending balance	35,640	35,752
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	6,607	468
Additions recognized in the year	1,259	6,139
Provisions used during the period	(3,059)
Provisions reversed during the period	(2,408)
Ending balance	2,399	6,607
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	16,945	23,100
Additions recognized in the year	6,190	16,210
Provisions reversed during the period	(50)	(22,365)
Foreign currency translation adjustment	(50)
Ending balance	23,035	16,945
Loan commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	131,386	104,559
Additions recognized in the year	224,603	73,101
Provisions reversed during the period	(71,497)	(46,835)
Foreign currency translation adjustment	706	561
Ending balance	285,198	131,386
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	0	3,033
Additions recognized in the year	325
Provisions used during the period		(2,796)
Provisions reversed during the period		(267)
Effect of discounted cash flows		30
Ending balance	$ 325	$ 0